Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pay Versus Performance Table

In accordance with rules adopted by the Securities and Exchange Commission as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Net Loss ($) (5)
2022	1,442,841	406,588	771,205	405,878	8.88	(42,346,903)
2021	4,858,306	1,400,998	930,362	490,742	49.28	(45,640,426)

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Cohen (our Chief Executive Officer / PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Cohen) included for purposes of calculating the average amounts in each applicable year are as follows: for 2022 and 2021, Dr. Brake and Mr. Moran.

(3)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	1,442,841	771,205	4,858,306	930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-
Compensation Actually Paid Totals	406,588	405,878	1,400,998	490,742

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021 or 2022.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 1,442,841	$ 4,858,306
PEO Actually Paid Compensation Amount	$ 406,588	1,400,998
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	1,442,841	771,205	4,858,306	930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-
Compensation Actually Paid Totals	406,588	405,878	1,400,998	490,742

Non-PEO NEO Average Total Compensation Amount	$ 771,205	930,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 405,878	490,742
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	1,442,841	771,205	4,858,306	930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-
Compensation Actually Paid Totals	406,588	405,878	1,400,998	490,742

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100.
Compensation Actually Paid vs. Net Income [Text Block]

A portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our TSR.

While we are required by SEC rules to disclose the relationship between our net income and Compensation Actually Paid to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation as we are a precision oncology company that has not generated any revenues from the sale of products.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ 8.88	49.28
Net Income (Loss)	$ (42,346,903)	$ (45,640,426)
PEO Name	Dr. Cohen	Dr. Cohen
PEO [Member] | Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (552,172)	$ (3,996,599)
PEO [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,496	660,564
PEO [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(368,308)	(231,588)
PEO [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(217,269)	110,315
PEO [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair value of equity awards granted during the year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(205,568)	(642,005)
Non-PEO NEO [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,786	223,500
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(136,723)	(40,771)
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,822)	19,656
Non-PEO NEO [Member] | Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0